STOCK OPTIONS AND RESTRICTED STOCK (Details 2) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Nov. 15, 2012 Notes	Dec. 31, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2012 Restricted stock awards Non-employee director	Dec. 31, 2012 Restricted stock awards Executive officers	Nov. 15, 2011 Warrants Notes	Dec. 31, 2012 $12.35 Stock option	Dec. 31, 2012 $14.21 / $16.70 Stock option	Dec. 31, 2012 $19.00 / $22.50 Stock option
Stock options outstanding and exercisable
Exercise price (in dollars per share)		$ 19.69	$ 19.69	$ 13.28				$ 12.35
Exercise price, low end of range (in dollars per share)									$ 14.21	$ 19.00
Exercise price, high end of range (in dollars per share)									$ 16.70	$ 22.50
Number of Option Shares Outstanding and Exercisable		75,022						1,619	9,903	63,500
Weighted Average Remaining Contractual Life		2 years 11 days						11 months 12 days	2 years 3 months 4 days	2 years 7 days
Weighted Average Exercise Price (in dollars per share)		$ 19.29						$ 12.35	$ 14.46	$ 20.22
Restricted stock
Restricted stock issued to each officer (in shares)					604
Restricted stock issued (in shares)					7,852	25,009
Value of restricted stock issued (in dollars per share)					$ 8.27	$ 8.27
Number of shares that can be purchased with a Warrant	107,500						107,500
Exercise price of warrants (in dollars per share)							$ 5.90